Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 52,642	$ 48,095	$ 41,583
Loans to financial advisors	2,682	2,738	2,723
Fee- and commission-related receivables	2,716	2,493	2,231
Finance lease receivables	6,811	6,104	5,934
Settlement and clearing accounts	457	444	430
Accrued interest income	2,195	2,127	2,196
Other	5,043	4,864	4,182
Total other financial assets measured at amortized cost	$ 72,546	$ 66,864	$ 59,279